Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies (Abstract)
Significant Accounting Policies
2.	Significant Accounting Policies

A discussion of the Partnership's significant accounting policies can be found in the Partnership's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2012 (the “Consolidated Financial Statements for the year ended December 31, 2012”). The Company amended its significant accounting policies in order to include a new policy for deferred dry docking costs.

Deferred dry docking costs: The Company's vessels are required to be dry docked every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are under operation. For the vessels that were operated under the floating fee management agreement and Crude's management agreement (Note 4) the Company has adopted the deferral method of accounting for dry-dock activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.